Other disclosures - Schedule of certain financial assets and liabilities by maturity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Assets
Cash, cash balances at central banks and other deposits on demand	€ 152,281	€ 96,923	€ 192,208	€ 220,342
Financial assets at fair value through other comprehensive income	72,331		87,705	81,547
Financial assets at amortised cost	1,202,689		1,203,707	1,191,403
Total certain assets	1,427,301		1,483,620	1,493,292
Liabilities
Financial liabilities at amortized cost	1,421,184		1,484,322	1,468,703
Difference (assets less liabilities)	6,117		(702)	24,589
On demand
Assets
Cash, cash balances at central banks and other deposits on demand	152,281		192,208	220,342
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	40,174		41,652	40,687
Total certain assets	192,455		233,860	261,029
Liabilities
Financial liabilities at amortized cost	700,717		720,659	711,093
Difference (assets less liabilities)	(508,262)		(486,799)	(450,064)
Within 3 months
Assets
Cash, cash balances at central banks and other deposits on demand			0	0
Financial assets at fair value through other comprehensive income	12,721		13,401	13,544
Financial assets at amortised cost	213,109		208,565	202,066
Total certain assets	225,830		221,966	215,610
Liabilities
Financial liabilities at amortized cost	271,366		256,651	246,898
Difference (assets less liabilities)	(45,536)		(34,685)	(31,288)
3 to 12 months
Assets
Cash, cash balances at central banks and other deposits on demand			0	0
Financial assets at fair value through other comprehensive income	8,593		9,153	9,234
Financial assets at amortised cost	173,400		167,974	171,494
Total certain assets	181,993		177,127	180,728
Liabilities
Financial liabilities at amortized cost	147,951		171,362	182,516
Difference (assets less liabilities)	34,042		5,765	(1,788)
1 to 3 years
Assets
Cash, cash balances at central banks and other deposits on demand			0	0
Financial assets at fair value through other comprehensive income	14,012		23,902	19,372
Financial assets at amortised cost	208,743		220,871	232,190
Total certain assets	222,755		244,773	251,562
Liabilities
Financial liabilities at amortized cost	132,783		155,620	161,784
Difference (assets less liabilities)	89,972		89,153	89,778
3 to 5 years
Assets
Cash, cash balances at central banks and other deposits on demand			0	0
Financial assets at fair value through other comprehensive income	8,315		8,905	14,162
Financial assets at amortised cost	163,374		176,710	158,556
Total certain assets	171,689		185,615	172,718
Liabilities
Financial liabilities at amortized cost	72,048		89,229	88,527
Difference (assets less liabilities)	99,641		96,386	84,191
More than 5 years
Assets
Cash, cash balances at central banks and other deposits on demand			0	0
Financial assets at fair value through other comprehensive income	28,690		32,344	25,235
Financial assets at amortised cost	403,889		387,935	386,410
Total certain assets	432,579		420,279	411,645
Liabilities
Financial liabilities at amortized cost	96,319		90,801	77,885
Difference (assets less liabilities)	336,260		329,478	333,760
Deposits
Liabilities
Financial liabilities at amortized cost	1,072,384		1,126,439	1,125,308
Deposits | On demand
Liabilities
Financial liabilities at amortized cost	688,927		707,418	697,339
Deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	223,636		213,220	210,538
Deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	96,132		121,914	118,035
Deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	37,030		46,431	61,332
Deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	9,216		21,510	22,161
Deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	17,443		15,946	15,903
Central banks
Liabilities
Financial liabilities at amortized cost	18,542		24,882	48,782
Central banks | On demand
Liabilities
Financial liabilities at amortized cost	857		17	168
Central banks | Within 3 months
Liabilities
Financial liabilities at amortized cost	8,550		9,063	20,224
Central banks | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	4,615		11,022	6,941
Central banks | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	2,892		4,772	16,846
Central banks | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	0		0	4,581
Central banks | More than 5 years
Liabilities
Financial liabilities at amortized cost	1,628		8	22
Credit institutions
Liabilities
Financial liabilities at amortized cost	74,692		90,012	81,246
Credit institutions | On demand
Liabilities
Financial liabilities at amortized cost	6,342		13,948	6,572
Credit institutions | Within 3 months
Liabilities
Financial liabilities at amortized cost	34,993		27,149	25,990
Credit institutions | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	11,677		19,300	21,390
Credit institutions | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	12,197		15,655	13,434
Credit institutions | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	1,845		6,477	5,963
Credit institutions | More than 5 years
Liabilities
Financial liabilities at amortized cost	7,638		7,483	7,897
Customer deposits
Liabilities
Financial liabilities at amortized cost	979,150		1,011,545	995,280
Customer deposits | On demand
Liabilities
Financial liabilities at amortized cost	681,728		693,453	690,599
Customer deposits | Within 3 months
Liabilities
Financial liabilities at amortized cost	180,093		177,008	164,324
Customer deposits | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	79,840		91,592	89,704
Customer deposits | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	21,941		26,004	31,052
Customer deposits | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	7,371		15,033	11,617
Customer deposits | More than 5 years
Liabilities
Financial liabilities at amortized cost	8,177		8,455	7,984
Marketable debt securities
Liabilities
Financial liabilities at amortized cost	312,704		317,967	303,208
Marketable debt securities | On demand
Liabilities
Financial liabilities at amortized cost	0		0	0
Marketable debt securities | Within 3 months
Liabilities
Financial liabilities at amortized cost	38,875		35,570	28,371
Marketable debt securities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	48,971		47,977	63,440
Marketable debt securities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	94,735		100,451	92,554
Marketable debt securities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	62,275		60,128	57,639
Marketable debt securities | More than 5 years
Liabilities
Financial liabilities at amortized cost	67,848		73,841	61,204
Other financial liabilities
Liabilities
Financial liabilities at amortized cost	36,096		39,916	40,187
Other financial liabilities | On demand
Liabilities
Financial liabilities at amortized cost	11,790		13,241	13,754
Other financial liabilities | Within 3 months
Liabilities
Financial liabilities at amortized cost	8,855		7,861	7,989
Other financial liabilities | 3 to 12 months
Liabilities
Financial liabilities at amortized cost	2,848		1,471	1,041
Other financial liabilities | 1 to 3 years
Liabilities
Financial liabilities at amortized cost	1,018		8,738	7,898
Other financial liabilities | 3 to 5 years
Liabilities
Financial liabilities at amortized cost	557		7,591	8,727
Other financial liabilities | More than 5 years
Liabilities
Financial liabilities at amortized cost	11,028		1,014	778
Debt securities
Assets
Financial assets at fair value through other comprehensive income	58,305		76,558	73,565
Financial assets at amortised cost	140,014		120,949	103,559
Debt securities | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	0		0	0
Debt securities | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	10,677		11,072	13,078
Financial assets at amortised cost	8,547		9,628	12,281
Debt securities | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	7,631		8,449	8,433
Financial assets at amortised cost	9,312		14,041	14,114
Debt securities | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	12,139		22,137	18,432
Financial assets at amortised cost	25,469		17,071	18,608
Debt securities | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	6,619		7,623	12,764
Financial assets at amortised cost	17,474		22,705	11,281
Debt securities | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	21,239		27,277	20,858
Financial assets at amortised cost	79,212		57,504	47,275
Loans and advances
Assets
Financial assets at fair value through other comprehensive income	14,026		11,147	7,982
Financial assets at amortised cost	1,062,675		1,082,758	1,087,844
Loans and advances | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	40,174		41,652	40,687
Loans and advances | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	2,044		2,329	466
Financial assets at amortised cost	204,562		198,937	189,785
Loans and advances | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	962		704	801
Financial assets at amortised cost	164,088		153,933	157,380
Loans and advances | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,873		1,765	940
Financial assets at amortised cost	183,274		203,800	213,582
Loans and advances | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,696		1,282	1,398
Financial assets at amortised cost	145,900		154,005	147,275
Loans and advances | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	7,451		5,067	4,377
Financial assets at amortised cost	324,677		330,431	339,135
Central banks
Assets
Financial assets at amortised cost	15,986		16,179	20,082
Central banks | On demand
Assets
Financial assets at amortised cost	0		0	0
Central banks | Within 3 months
Assets
Financial assets at amortised cost	14,782		15,067	18,730
Central banks | 3 to 12 months
Assets
Financial assets at amortised cost	0		0	0
Central banks | 1 to 3 years
Assets
Financial assets at amortised cost	0		0	0
Central banks | 3 to 5 years
Assets
Financial assets at amortised cost	1,134		0	0
Central banks | More than 5 years
Assets
Financial assets at amortised cost	70		1,112	1,352
Credit institutions
Assets
Financial assets at fair value through other comprehensive income	1,120		363
Financial assets at amortised cost	61,513		55,537	57,917
Credit institutions | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0
Financial assets at amortised cost	4,577		6,208	6,783
Credit institutions | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	0		36
Financial assets at amortised cost	26,620		23,550	26,671
Credit institutions | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	111		0
Financial assets at amortised cost	10,564		4,166	6,313
Credit institutions | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	3		98
Financial assets at amortised cost	5,594		5,760	7,151
Credit institutions | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	5		6
Financial assets at amortised cost	1,198		1,843	1,521
Credit institutions | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	1,001		223
Financial assets at amortised cost	12,960		14,010	9,478
Customers
Assets
Financial assets at fair value through other comprehensive income	12,906		10,784	7,669
Financial assets at amortised cost	985,176		1,011,042	1,009,845
Customers | On demand
Assets
Financial assets at fair value through other comprehensive income	0		0	0
Financial assets at amortised cost	35,597		35,444	33,904
Customers | Within 3 months
Assets
Financial assets at fair value through other comprehensive income	2,044		2,293	466
Financial assets at amortised cost	163,160		160,320	144,384
Customers | 3 to 12 months
Assets
Financial assets at fair value through other comprehensive income	851		704	801
Financial assets at amortised cost	153,524		149,767	151,067
Customers | 1 to 3 years
Assets
Financial assets at fair value through other comprehensive income	1,870		1,667	940
Financial assets at amortised cost	177,680		198,040	206,431
Customers | 3 to 5 years
Assets
Financial assets at fair value through other comprehensive income	1,691		1,276	1,085
Financial assets at amortised cost	143,568		152,162	145,754
Customers | More than 5 years
Assets
Financial assets at fair value through other comprehensive income	6,450		4,844	4,377
Financial assets at amortised cost	€ 311,647		€ 315,309	€ 328,305